SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets – non-current	¥ 9,975	¥ 11,726
Total operating lease assets	9,975	11,726
Operating lease liabilities – current	7,387	7,423
Operating lease liabilities – non-current	1,795	3,509
Net investment in the lease	¥ 9,182	¥ 10,932